Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
NOTE 8:- COMMITMENTS AND CONTINGENCIES

a.	Operating lease commitments:
The Company leases facility for its office, which includes exit points on November 2021 and 20204. The lease agreement will expire on November 30, 2028. The minimum future lease payments under the operating leases agreement subsequent to December 31, 2020, are as follows:

Total
Year ended December 31,	Unaudited
2021	$1,031
2022	994
2023	985
2024	992
2025 and thereafter	3,890

$7,892

Total rent expenses for the years ended December 31, 2020, 2019 and 2018, were approximately $956, $777 and $580, respectively.
As part of the lease agreement, the Company received a loan from the owner of the Company office in Israel in the amount of NIS 9,700 thousand (approximately $2,700) to be used for constructing lease hold improvements. The loan bears an annual interest of 3.58% and is to be repaid in 120 fixed monthly installments of NIS 98,500 (approximately $28).
Financial expenses with respect to loan for the years ended December 31, 2020, 2019 and 2018, amounted to $89, $94 and $29, respectively.

b.	Legal proceedings:
The Company is currently not part, as plaintiff or defendant, to any legal proceedings that, individually or in the aggregate, are expected by the Company to have a material effect on the Company’s business, financial position, results of operations or cash flows. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. These accruals are reviewed at least yearly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a matter.

Collective Growth Corp [Member]
Commitments and Contingencies
NOTE 7. COMMITMENTS AND CONTINGENCIES
Registration Rights
Pursuant to a registration rights agreement entered into on April 30, 2020, the holders of the Founder Shares, Private Placement Securities and units or warrants that may be issued upon conversion of Working Capital Loans (and underlying securities) are entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. Notwithstanding the foregoing, the representative of the underwriters may not exercise its demand and “piggyback” registration rights after five (5) and seven (7) years after the effective date of the Initial Public Offering and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of 3.5% of the gross proceeds of the Initial Offering, or $5,250,000. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.
Business Combination Agreement
On December 10, 2020, the Company entered into a Business Combination Agreement (“Business Combination Agreement”) with Innoviz, Hatzata Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of Innoviz (“Merger Sub”), Perception Capital Partners LLC, a Delaware limited liability company (“Perception”) and Antara Capital LP, a Delaware limited partnership (“Antara).
Pursuant to the Business Combination Agreement, and subject to shareholder approval, Merger Sub will merge with and into the Company, with the Company surviving the merger (the “Merger”). As a result of the Merger, and upon consummation of the Merger and the other transactions contemplated by the Business Combination Agreement (“Transactions”) the Company will become a wholly-owned subsidiary of Innoviz, with the stockholders of the Company becoming securityholders of Innoviz.
The Company estimates that, upon consummation of the Transactions (the “Effective Time”), without giving effect to the issuance of Earnout Shares (as defined in the Business Combination Agreement) and assuming none of the Company’s public stockholders demand redemption (“SPAC Redemptions”), the securityholders of Innoviz and certain members of Innoviz’s management receiving shares in the Transactions (“Innoviz Management”) will own more than 75% of the outstanding ordinary shares of Innoviz (“Innoviz Ordinary Shares”) and the securityholders of the Company, Perception, Antara, and the Investors purchasing PIPE Shares (as defined in the Business Combination Agreement) will own the remaining Innoviz Ordinary Shares.